Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Marketable Securities	R$ 10,252,454	R$ 13,363,511
Current	9,932,774	12,971,547
Non-Current	319,680	391,964
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	9,825,125	13,293,256
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 427,329	70,255
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.71%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 526,526	552,635
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.14%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,274,439	1,203,776
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	100.91%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 7,045,434	11,144,881
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.61%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 319,680	391,964
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 421,291
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %	4.68%
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 6,038	R$ 70,255
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.99%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 25,618
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.64%
Public Securities - Instituto de Crédito Oficial (ICO) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 633,428